Summary of Intangible Assets and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer software USD ($)	Dec. 31, 2012 Computer software CNY	Dec. 31, 2011 Computer software CNY	Dec. 31, 2012 Mobile Games And Platforms USD ($)	Dec. 31, 2012 Mobile Games And Platforms CNY	Dec. 31, 2011 Mobile Games And Platforms CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2011 Acquired customer relationships CNY	Dec. 31, 2012 Mobile game product development costs USD ($)	Dec. 31, 2012 Mobile game product development costs CNY	Dec. 31, 2011 Mobile game product development costs CNY
Finite-Lived Intangible Assets [Line Items]
Cost or fair value at acquisition	110,131		102,766		5,210	1,581		59,304	56,429		42,938	42,939		2,679	1,817
Accumulated amortization	(56,223)		(32,665)		(1,416)	(201)		(35,690)	(20,524)		(17,639)	(11,506)		(1,478)	(434)
Impairment	(10,910)									(1,751)	(10,910)
Net value	42,998	$ 6,902	70,101	$ 609	3,794	1,380	$ 3,790	23,614	35,905	$ 2,310	14,389	31,433	$ 193	1,201	1,383